Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

7. Leases

On adoption of IFRS 16, the Group recognised lease liabilities in relation to leases of various properties, vessel communication equipment and certain printers which had previously been classified as operating leases under IAS 17 Leases.

On February 24, 2016, GasLog’s subsidiary, GAS-twenty six Ltd., completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui & Co., Ltd. (“Mitsui”). Mitsui has the right to on-sell and lease back the vessel. The vessel was sold to Mitsui for a cash consideration of $217,000. GasLog leased back the vessel under a bareboat charter from Mitsui for a period of up to 20 years. GasLog has the option to repurchase the vessel on pre-agreed terms no earlier than the end of year ten and no later than the end of year 17 of the bareboat charter. The bareboat hire is fixed and GasLog had a holiday period for the first 210 days, which expired on September 21, 2016. This leaseback meets the definition of a finance lease under IAS 17 Leases.

On October 26, 2021, GasLog Partners’ subsidiary, GAS-three Ltd., and GasLog’s subsidiary, GAS-ten Ltd. completed the sale and leaseback of the GasLog Shanghai and the GasLog Salem, respectively, with a wholly-owned subsidiary of CDBL. CDBL has the right to sell the vessels to third parties. The vessels were sold to CDBL for net proceeds of $242,979. GasLog Partners and GasLog, respectively, leased back the vessels under bareboat charters from CDBL for a period of five years with no repurchase option or obligation. These sale and leasebacks meet the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $173,550 and a corresponding lease liability of $118,176.

On March 28, 2022, GasLog’s subsidiary, GAS-six Ltd. completed the sale and leaseback of the GasLog Skagen with a wholly-owned subsidiary of CDBL. CDBL has the right to sell the vessel to third parties. The vessel was sold to CDBL for net proceeds of $123,448. GasLog leased back the vessel under a bareboat charter from CDBL for a period of five years with no repurchase option or obligation. The sale and leaseback meets the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $83,969 and a corresponding lease liability of $57,412.

On October 31, 2022, GasLog Partners’ subsidiary, GAS-twenty one Ltd. completed the sale and leaseback of the Methane Heather Sally with an unrelated third party (which has the right to sell the vessel to third parties) for net proceeds of $49,472. GasLog Partners leased back the vessel under a bareboat charter until the middle of 2025, with no repurchase option or obligation. The sale and leaseback meets the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $30,345 and a corresponding lease liability of $18,719.

The movements in right-of-use assets are reported in the following table:

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Properties	Other	Total
As of January 1, 2021	197,668	1,437	4,258	74	203,437
Additions, net	173,542	1,426	1,961	(41)	176,888
Depreciation	(14,655)	(1,223)	(1,396)	(16)	(17,290)
As of December 31, 2021	356,555	1,640	4,823	17	363,035
Additions/(write-offs), net	114,271	896	(1,238)	—	113,929
Depreciation	(57,675)	(1,674)	(1,127)	(3)	(60,479)
As of December 31, 2022	413,151	862	2,458	14	416,485

An analysis of the lease liabilities is as follows:

	Lease Liabilities
	2021	2022
As of January 1,	196,170	302,850
Additions, net	121,520	75,788
Interest expense on leases (Note 19)	10,269	13,639
Payments	(25,109)	(55,901)
As of December 31,	302,850	336,376
Lease liabilities, current portion	30,905	48,548
Lease liabilities, non-current portion	271,945	287,828
Total	302,850	336,376

An amount of $337 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2022 ($344 for the year ended December 31, 2021), which represents the lease expense incurred for low value leases not included in the measurement of the right-of-use assets and the lease liability.

An amount of $6 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2022 ($23 for the year ended December 31, 2021), which represents the lease expense incurred for short-term leases not included in the measurement of the right-of-use assets and lease liability.

An amount of $108,773 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2022 ($42,034 for the year ended December 31, 2021), which represents the revenue from subleasing right-of-use assets.